SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
SHARE CAPITAL

14. SHARE CAPITAL

a) Authorized

Unlimited number of common shares with no par value.

Unlimited number of preferred shares with no par value.

b) Issued and Fully Paid

Common shares as at December 31, 2024: 1,079,863,747 (December 31, 2023 – 916,414,375).

Preferred shares as at December 31, 2024: nil (December 31, 2023 – nil).

Non-Brokered Private Placement Financings

On June 23, 2023, the Company completed a non-brokered private placement raising aggregate gross proceeds of $5,000,000 (the “Offering”) which consisted of 18,518,519 flow-through units (the “FT units”) of the Company at a price of $0.27 per FT unit. Each FT unit is consisted of one common share and one half of one common share purchase warrant (the “Warrant”), with each full common share purchase warrant being exercisable to acquire one additional common share of the Company at a price of $0.27 for a period 36 months following the closing date of the Offering. The common shares that comprise the FT units qualify as “flow-through shares” for the purposes of the Income Tax Act (Canada) (the “ITA”). An amount of $2,789,000 ($2,916,000 net of issuance costs of $127,000) was recorded in share capital. The Warrants were valued at $324,000 using the relative fair value method, and the remaining $1,759,000 represents the implied premium, was recorded as a flow-through share premium liability (See Note 13). The fair value of warrants is determined using Black-Scholes option pricing model, which takes into account of the following assumptions: Exercise price $0.27 per share; time to expiration – 3 years; risk-free rate at 3.74% per annum and volatility rate at 48.33%.

On December 7, 2023, the Company completed a non-brokered private placement financing (the “December Offering”), raising total gross proceeds of $10,833,000 across two tranches of the offering. The Company issued 86,661,000 units of common shares at a price of $0.125 per unit. Each unit consists of one common share of the Company and one-half of one common share purchase warrant. Each full common share purchase warrant entitles the holder to acquire one common share of the Company at an exercise price of $0.20 prior to the expiry date. An amount of $9,378,000 ($9,767,000 net of issuance costs of $389,075) was recorded in share capital. The Warrants were valued at $1,065,000 using the relative fair value method. The fair value of warrants is determined using the Black-Scholes option pricing model, which takes into account of the following assumptions: Exercise price $0.20 per share; time to expiration – 3 years; risk-free rate at 3.59% per annum and volatility rate at 48.69%.

On June 14, 2024, the Company completed a non-brokered private placement raising aggregate gross proceeds of $6,950,000  which consisted of 31,212,121 common shares that qualify as “flow-through shares” (the “FT Share”) for the purposes of the ITA at a price of $0.165 per FT Share, and 10,000,000 common shares that qualify as “flow-through shares” for the purposes of the ITA and the Taxation Act (Quebec) (the “Quebec FT Shares”) at a price of $0.18 per Quebec FT Share. An amount of $4,741,000 ($5,152,000 net of issuance costs of $411,000) was recorded in share capital, and $1,798,000, representing the implied premium, was recorded as a flow-through share premium liability (See Note 13).

On October 10, 2024, the Company closed a non-brokered private placement raising aggregate gross proceeds of $7,353,000 (the “October Offering”) which consisted of 54,463,706 units of the Company (the “October Units” at a price of $0.135 per October Unit. In connection with the October Offering, the Company paid issuance costs of $149,000 in cash. Each October Unit consists of one common share of the Company and one-half of one common share purchase warrant (the “October Warrant”). Each October Warrant entitles the holder to acquire one common share of the Company (the “Warrant Share”) at an exercise price of $0.20 per Warrant Share at any time prior to the date which is 36 months following the closing date of the October Offering. The October Warrants were valued at $813,000 ($830,000 net of issuance costs of $17,000) of using the relative fair value method. The fair value of warrants was determined using Black-Scholes option pricing model, which takes into account of the following assumptions: Exercise price $0.20 per share; time to expiration – 3 years; risk-free rate at 3.11% per annum and volatility rate at 53.66%.

Bought Deal Financing

On September 26, 2024, the Company completed a bought deal public Offering (the “September Offering”). Pursuant to the September Offering, the Company raised aggregate gross proceeds of $8,050,000 which consisted of 59,629,800 units (the “Bought Deal Units”) of the Company at a price of $0.135 per Bought Deal Unit. In connection with the September Offering, the Company incurred issuance costs of $887,000 in cash, including professional fees, underwriters’ commission, and underwriters’ legal fees. Each Bought Deal Unit consisted of one common share and one half of one common share purchase warrant (the “Bought Deal Warrant”), with each full common share purchase Bought Deal Warrant being exercisable to acquire one additional common share of the Company at an exercise price of $0.20 for a period 36 months following the closing date of the September Offering. An amount of $6,330,000 ($7,114,000 net of issuance costs of $784,000) was recorded in share capital. The Bought Deal Warrants were assigned a relative fair value of $833,000 ($936,000 net of allocated share issuance costs of $103,000) using Black-Scholes option pricing model, which takes into account of the following assumptions: Exercise price $0.20 per share; an expected life of 3.0 years; risk-free interest rate of 2.90% per annum; volatility rate at 53.61%, share price assumption of $0.135 and dividend yield of 0%.

c) Warrants

The movements in warrants during the year ended December 31, 2024 and 2023 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2022	50,347,237	$0.35
Warrants expired	(18,297,009)	0.31
Warrants issued	52,589,759	0.21
Balance as at December 31, 2023	84,639,987	$0.27
Warrants issued	57,046,753	0.20
Balance as at December 31, 2024	141,686,740	$0.24

The following table summarizes information about warrants outstanding as at December 31, 2024:

Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.200	100,377,253	$0.20	2.39
$0.270	9,259,259	$0.27	1.47
$0.374	32,050,228	$0.37	0.50
	141,686,740	$0.24	1.90

d) Stock Options

The Company has adopted a stock option plan that allows for the granting of stock options to Directors, Officers, employees and certain consultants of the Company for up to 10% of the Company’s issued and outstanding common shares. Stock options granted under the plan may be subject to vesting provisions as determined by the Board of Directors.

The movements in stock options during the year ended December 31, 2024 and 2023 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2022	46,372,500	$0.37
Options granted	16,960,000	0.19
Options expired	(16,517,500)	0.44
Options forfeited	(1,755,000)	0.23
Balance as at December 31, 2023	45,060,000	$0.28
Options granted	26,907,500	0.12
Options expired	(11,500,000)	0.33
Options forfeited	(2,000,000)	0.17
Balance as at December 31, 2024	58,467,500	$0.20

The following table summarizes information about the stock options outstanding as at December 31, 2024:

	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
0.10 - 0.18	26,482,500	$0.12	4.11	13,235,000	$0.12	4.10
0.185 - 0.25	16,210,000	$0.20	2.61	16,210,000	$0.20	2.61
0.26 - 0.50	15,775,000	$0.33	1.67	15,775,000	$0.33	1.67
	58,467,500	$0.20	3.03	45,220,000	$0.22	2.72

During the year ended December 31, 2024, there were 26,907,500 (December 31, 2023 - 16,960,000) stock options granted with an aggregate fair value at the date of grant of $ $1,521,000 (December 31, 2023 - $1,695,000). As at December 31, 2024, 13,247,500 (December 31, 2023 - 8,348,750) stock options remain unvested with an aggregate grant date fair value of $752,000 (December 31, 2023 - $833,300).

Certain stock options granted were directly attributable to exploration and evaluation expenditures on mineral properties and were therefore capitalized to mineral properties. In addition, certain stock options were subject to vesting provisions. These two factors result in differences between the aggregate fair value of stock options granted and total share-based payments expensed during the periods. For the year ended December 31, 2024, share-based payments expense is comprised of stock options $1,387,000, restricted share units (“RSUs”) $466,000, deferred share units (“DSUs”) $47,000, and performance share units (“PSUs”) $416,000, and are classified within the financial statements as follows:

	For the year ended December 31,
Statements of Net Loss:	2024	2023
General and administration	$936	$1,170
Exploration and evaluation	17	56
Investor relations and marketing communications	254	121
Corporate development and due diligence	412	245
Subtotal	$1,619	$1,592
Statements of Financial Position:
Mineral Properties	697	892
Total	$2,316	$2,484

The grant date fair value of the stock options granted in the period has been estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended December 31,
	2024	2023
Risk-free interest rate	3.50%	3.25%
Share price at grant date (in dollars)	$0.12	$0.19
Exercise price (in dollars)	$0.12	$0.19
Expected life (years)	5.00 years	5.00 years
Expected volatility (1)	57.20%	65.06%
Forfeiture rate	7.50%	7.50%
Expected dividend yield	Nil	Nil

(1)	The computation of expected volatility was based on the Company’s historical price volatility, over a period which approximates the expected life of the option.

e) Restricted Share Units

During the year ended December 31, 2024, the Company granted 8,422,115 (December 31, 2023 – 2,817,045) RSUs under its share-based compensation plan to the Company’s executive officers and management as part of the Company’s long-term incentive plan (“LTIP”). Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and will be settled in equity upon vesting.

During the year ended December 31, 2024, the Company issued 1,094,168 (December 31, 2023 – 763,330) common shares pursuant to the exercise of RSUs for an aggregate settlement value of $274,000 (December 31, 2023 - $250,000).

The associated compensation cost, which is based on the underlying share price on the date of grant, is recorded as share-based payments expense against share-based payment reserve.

The following table summarizes the changes in RSU’s for the year ended December 31, 2024 and 2023:

	Number	Weighted average fair value
Balance as at December 31, 2022	1,890,002	$0.31
RSUs granted	2,817,045	0.18
RSUs settled	(763,330)	0.33
RSUs forfeited	(330,002)	0.30
Balance as at December 31, 2023	3,613,715	$0.20
RSUs granted	8,422,115	0.11
RSUs settled	(1,094,168)	0.25
RSUs forfeited	(1,261,213)	0.18
Balance as at December 31, 2024	9,680,449	$0.12

f) Deferred Share Units

During the year ended December 31, 2024, the company granted 400,000 (December 31, 2023 – 450,000) DSUs under its share-based compensation plan to a director as part of the Company’s LTIP. DSUs have a graded vesting schedule over an 18-month period and will be settled in equity upon vesting.

The associated compensation cost, which is based on the underlying share price on the date of grant, is recorded as share-based payments expense against share-based payment reserve.

	Number	Weighted average fair value
Balance as at December 31, 2022	659,000	$0.30
DSUs granted	450,000	0.18
Balance as at December 31, 2023	1,109,000	$0.25
DSUs granted	400,000	0.11
Balance as at December 31, 2024	1,509,000	$0.21

g) Performance Share Units

During year ended December 31, 2024, the Company granted 5,650,000  (December 31, 2023 – 4,900,000) PSUs under the Plan to certain executives as part of the Company’s LTIP. The amount of shares ultimately to be issued will vary from a factor of 0 to 2 based on the number of PSUs granted, depending on the Company’s share performance as compared to the share performance of a selected group of peer companies.

The estimated value of the PSUs is determined at the grant date using a Monte Carlo simulation model. The model is based on several assumptions, including the share price volatility of the Company’s stock, as well as the volatility of the selected group of peer companies and the correlation of returns between the peer group and the Company. The following table summarizes the changes in PSUs for the year ended December 31, 2024 and 2023:

	Number	Weighted average fair value
Balance as at December 31, 2022	1,913,000	$0.24
PSUs granted	4,900,000	0.22
Balance as at December 31, 2023	6,813,000	$0.23
PSUs granted	5,650,000	0.09
PSU forfeited	(1,997,000)	0.22
Balance as at December 31, 2024	10,466,000	$0.16